Prepayments and other assets (Details) - Schedule of prepayments and other assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Prepayments And Other Assets Abstract
Prepayments	$ 2,901	$ 3,859
Deposits	1,341	1,389
Export tax receivable		744
VAT recoverable	892	729
Others	860	814
Total of prepayments and other assets	$ 5,994	$ 7,535